CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 27,103	$ 31,023
Short term bank deposits		7,475
Trade receivables (net of allowance for doubtful accounts of $ 2,789 and $ 3,406 at December 31, 2011 and 2010, respectively)	40,179	41,527
Prepaid expenses and other receivables	10,638	8,293
Inventories	35,002	48,284
Total current assets	112,922	136,602
LONG-TERM ASSETS:
Finished goods used in operations, net	3,790	3,638
Property and equipment, net	7,594	6,194
Goodwill	50,217	50,217
Severance pay fund	3,510	3,454
Other assets	7,090	7,462
Total long-term assets	72,201	70,965
TOTAL ASSETS	185,123	207,567
CURRENT LIABILITIES:
Restructured debt	13,002	17,730
Trade payables	15,187	30,159
Other accounts payable and accrued expenses	36,371	37,330
Deferred revenues and customer advances	18,007	18,245
Total current liabilities	82,567	103,464
LONG-TERM LIABILITIES:
Restructured debt	69,503	82,714
Accrued post-employment benefits	8,956	9,329
Deferred revenues	7,553	8,070
Other liabilities	16,742	14,591
Total long-term liabilities	102,754	114,704
TOTAL LIABILITIES	185,321	218,168
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.1 par value; Authorized: 900,000,000 shares at December 31, 2012 and 2011; Issued: 219,008,726 and 219,007,476 shares at December 31, 2012 and 2011 respectively; Outstanding: 218,973,199 and 218,971,949 shares at December 31, 2012 and 2011 respectively;	4,291	4,291
Additional paid-in capital	544,237	540,950
Accumulated other comprehensive income	15,576	15,457
Accumulated deficit	(564,200)	(571,197)
Treasury shares, at cost (35,527 shares at December 31, 2012 and 2011)	(102)	(102)
Total shareholders' equity (deficiency)	(198)	(10,601)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 185,123	$ 207,567